TAXATION - Effect of tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax holiday
Tax holiday effect	¥ 370	¥ 762	¥ 520
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 0.62	¥ 1.34	¥ 0.95
Diluted net income per ADS effect (in RMB per share)	¥ 0.62	¥ 1.19	¥ 0.92